Operating Segments (Narrative) (Details)	12 Months Ended
Dec. 31, 2021
PV Plants [Member]
Disclosure of geographical areas [line items]
Production capacity	(i) approximately 7.9MWp aggregate installed capacity of photovoltaic power plants in Spain, (ii) a photovoltaic power plant of approximately 9 MWp installed capacity in Israel, (iii) 51% of Talasol, which during the majority of the reporting period was constructing a photovoltaic plant with a peak capacity of 300 MW in the municipality of Talaván, Cáceres, Spain, (iv) Ellomay Solar S.L.U that is constructing a photovoltaic plant with a peak capacity of 28 MW in the municipality of Talaván, Cáceres, Spain, and (v) approximately 22.6MWp aggregate installed capacity of photovoltaic power plants in Italy, that the Company sold on December 20, 2019.
Dorad Energy Ltd [Member]
Disclosure of geographical areas [line items]
Proportion of ownership interest	9.375%
Production capacity	production capacity of approximately 860 MW, located south of Ashkelon, Israel
Anaerobic digestion plants [Member]
Disclosure of geographical areas [line items]
Production capacity	Groen Gas Goor B.V., Groen Gas Oude-Tonge B.V. and Groen Gas Gelderland B.V. (BioGas), project companies operating anaerobic digestion plants in the Netherlands, with a green gas production capacity of approximately 3 million, 3.8 million and 9.5 million (with a license to produce 7.5 million) Nm3 per year, respectively
Anaerobic digestion plants [Member]
Disclosure of geographical areas [line items]
Production capacity	83.333% indirect interest in a company constructing a 156 MW pumped storage hydro power plant in the Manara Cliff, Israel.